OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING LEASES
Operating lease costs	$ 664	$ 925
Short term lease costs	246	359
Cash paid amounts included in measurement of operating lease liabilities	$ 678	$ 1,085
Weighted average remaining lease term	3 years 2 months 19 days
Weighted average discount rate	3.28%
Minimum
OPERATING LEASES
Operating lease remaining lease term	2 months 1 day
Maximum
OPERATING LEASES
Operating lease remaining lease term	3 years 3 months